Document And Entity Information	Dec. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 26, 2024
Entity Registrant Name	Ryerson Holding Corporation
Entity Central Index Key	0001481582
Entity Emerging Growth Company	false
Entity File Number	001-34735
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1251524
Entity Address, Address Line One	227 W. Monroe St.
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	292-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value, 100,000,000 shares authorized
Trading Symbol	RYI
Security Exchange Name	NYSE